Non-controlling interests	12 Months Ended
Dec. 31, 2025
Non-controlling interests.
Non-controlling interests

26 Non-controlling interests

The Group Financial Statements at 31 December 2025 reflect equity of $52m (2024: $85m; 2023: $23m) and Total comprehensive income of $16m (2024: $5m; 2023: $6m) attributable to the non-controlling interests in AstraZeneca Pharma India Limited, P.T. AstraZeneca Indonesia, AstraZeneca Algeria Pharmaceutical Industries SPA, and VaxNewMo LLC.

On 22 October 2025 AstraZeneca completed the acquisition of the remaining $35m non-controlling interest in SixPeaks Bio AG in exchange for $248m. The payment was recognised in equity.